UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2008

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	February 11, 2009

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	$13,684
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	345 	12000 	SH		SOLE	NONE			12000
BANCO BILBAO VIZCAYA A	COM	05946K101	2018	161632	SH		SOLE	NONE			161632
BARICK GOLD CORP COM	COM	067901108	397	10800	SH		SOLE	NONE			10800
CATERPILLAR INC		COM	149123101	335 	7500 	SH		SOLE	NONE			7500
CIMAREX ENERGY CO	COM	171798101	369	13800	SH		SOLE	NONE			13800
COLONIAL BANCGROUP INC 	COM	195493309	81 	39602 	SH		SOLE	NONE			39602
DELIA*S INC		COM	246911101	67	30488	SH		SOLE	NONE			30488
DELL INC		COM	24702R101	437	42710	SH		SOLE	NONE			42710
EL PASO CORPORATION	COM	28336L109	118	15150 	SH		SOLE	NONE			15150
GREENLIGHT CAPITAL RE	COM	G4095J109	1610	123989	SH		SOLE	NONE			123989
HALLMARK FINANCIAL SERV	COM	40624Q203	513	58566	SH		SOLE	NONE			58566
HARRIS CORP COM		COM	413875105	456 	12000 	SH		SOLE	NONE			12000
HONEYWELL INTL 		COM	438516106	393 	12000 	SH		SOLE	NONE			12000
LEGG MASON INC		COM	524901105	405 	18500 	SH		SOLE	NONE			18500
MBIA INC		COM	55262C100	244	60000	SH		SOLE	NONE			60000
MEDQUIST INC COM	COM	584949101	32	16012	SH		SOLE	NONE			16012
NYSE EURONEXT		COM	629491101	235	8600	SH		SOLE	NONE			8600
PFIZER INC		COM	717081103	393 	22238 	SH		SOLE	NONE			22238
PIZZA INN INC		COM	725848105	55	28630	SH		SOLE	NONE			28630
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	2	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	819 	102936 	SH		SOLE	NONE			102936
SCANA CORP		COM	80589M102	544 	15304	SH		SOLE	NONE			15304
SEARS HLDING CORP	COM	812350106	388	10000	SH		SOLE	NONE			10000
SECURITY BK CORP COM	COM	814047106	145 	139018 	SH		SOLE	NONE			139018
SYCAMORE NETWORKS INC	COM	871206108	269	100000	SH		SOLE	NONE			100000
TORCHMARK CORP		COM	891027104	353	7917 	SH		SOLE	NONE			7917
WACHOVIA CORP		COM	929903102	2342 	422922	SH		SOLE	NONE			422922
WASHINGTON MUTUAL INC	COM	939322103	 	16890 	SH		SOLE	NONE			16890
WELLS FARGO		COM	949746101	303	10300	SH		SOLE	NONE			10300


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